SUBSEQUENT EVENTS (Details Narrative 1) - Subsequent Event [Member] - Non-Employee Director Compensation Policy [Member] - Eligible Director [Member]	Feb. 01, 2017 USD ($)
Annual cash retainer	$ 20,000
Value of stock awards paid quarterly	13,000
Meeting fees (in person)	1,500
Meeting fees (teleconference)	500
Special meeting fees of Board	250
Meeting fees of a committees of the Board	$ 500
Meeting fees of a committees of the Board (percent)	50.00%